Financial Expenses (Income), Net	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES (INCOME), NET

NOTE 14:-	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2018	2017	2016

Financial income:
Change in fair value of warrants and capital note presented at fair value	$(2,280,318)	$(491,884)	$(25,936)
Foreign exchange income, net	(95,659)	-	-

Financial expenses:
Interest and accretion back in connection with convertible loans	1,019,402	282,015	-
BCF related to bridge financing notes	-	-	74,160
Foreign exchange loss, net	-	127,328	17,982
Other	146,091	18,763	14,430

	$(1,210,484)	$(63,778)	$80,636